UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2008

Check here if Amendment |X|; Amendment Number: 1

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                            Place, and Date of Signing:

/s/ Lucia LoScalzo                    366 Madison Avenue, NYC 10017 / 04-25-2008
------------------------------        ------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         21

Form 13F Information Table Value Total:   $174,867

List of Other Included Managers:

FORM 13F INFORMATION TABLE

         I                               II          III            IV            V          VI          VII            VIII
Name of Issuer                     Title of Class  CUSIP        valuex$1000     Shares   Discretion  Other Manag.  Voting Authority.
--------------                     --------------  -----        -----------     ------   ----------  ------------  -----------------
American Express                   COM             025816 10 9    11,154        255,118    Sole         None              None
Berkshire Hathaway                 CL B            084670 20 7    20,070          4,487    Sole         None              None
Boeing Company                     COM             097023 10 5     8,914        119,867    Sole         None              None
Burlington Northern Santa Fe       COM             12189T 10 4    10,234        110,976    Sole         None              None
Cameco, Inc.                       COM             13321L 10 8     7,372        223,816    Sole         None              None
Carmax Corp.                       COM             143130 10 2     7,372        357,487    Sole         None              None
Caterpillar Inc.                   COM             149123 10 1     6,942        127,322    Sole         None              None
Cognizant Technologies Solu.       CL A            192446 10 2     7,504        260,278    Sole         None              None
Echostar Comm.                     CL A            278762 10 9     1,040         35,222    Sole         None              None
Fidelity National Fin.             COM             316326 10 7     7,308        398,684    Sole         None              None
Fidelity Natl Information Svcs.    COM             31620M 10 6     5,925        155,341    Sole         None              None
General Electric                   COM             369604 90 3    15,623        422,126    Sole         None              None
Gaiam Inc.                         CL A            36268Q 10 3     3,172        183,145    Sole         None              None
Icici Bank Ltd.                    Sponsored ADR   45104G 10 4     6,502        170,250    Sole         None              None
Metropolitan Health Networks       COM             592142 10 3     1,196        531,425    Sole         None              None
McDonald's Corp                    COM             580135 10 1    11,071        198,520    Sole         None              None
Nike Inc.                          CL B            654106 10 3    12,718        187,030    Sole         None              None
Orbcomm, Inc.                      COM             68555p 10 0     6,492      1,308,876    Sole         None              None
Qualcomm Inc.                      COM             747525 10 3    11,109        270,965    Sole         None              None
Tupperware Brands Corp.            COM             899896 10 4     5,515        142,585    Sole         None              None
Worldpoint Terminals               COM             981912 20 7     7,634        722,100    Sole         None              None
